Earnings Per Share - Anti-dilutive Securities (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share
Anti-dilutive stock options and nonvested awards excluded from diluted EPS calculation	0.3	0.3	0.4